QUANTX Risk Managed Growth ETF

QXGG

QUANTX Risk Managed Multi-Asset Income ETF

QXMI

QUANTX Risk Managed Real Return ETF

QXRR

QUANTX Risk Managed Multi-Asset Total Return ETF

QXTR

QUANTX Dynamic Beta US Equity ETF

XUSA

series of Northern Lights Fund Trust IV

Supplement dated June 2, 2017

to the Statement of Additional Information (“SAI”) dated January 20, 2017

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The following replaces the disclosure in the Sub-section Redemption Requests in the Section Redeeming a Creation Unit on page 29 of the SAI:

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by a Fund.

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This Supplement and the Prospectus and Statement of Additional Information, both dated January 20, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling the Fund at 1-866-270-0300.

Please retain this Supplement for future reference